Average Annual Total Returns (Vanguard Convertible Securities Fund Participant)	Vanguard Convertible Securities Fund Vanguard Convertible Securities Fund - Investor Shares 12/1/2013 - 11/30/2014	Bank of America Merrill Lynch All US Convertibles Index Vanguard Convertible Securities Fund Vanguard Convertible Securities Fund - Investor Shares 12/1/2013 - 11/30/2014	Convertible Securities Funds Average Vanguard Convertible Securities Fund Vanguard Convertible Securities Fund - Investor Shares 12/1/2013 - 11/30/2014	Convertibles Composite Index Vanguard Convertible Securities Fund Vanguard Convertible Securities Fund - Investor Shares 12/1/2013 - 11/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.38%	9.44%	6.56%	7.44%
Five Years	9.20%	11.72%	9.59%	10.40%
Ten Years	7.41%	7.11%	6.19%	6.47%